Operations	12 Months Ended
Dec. 31, 2021
Operations
Operations

1. Operations

Nu Holdings Ltd. ("Company" or "Nu Holdings") was incorporated as an exempted Company under the Companies Law of the Cayman Islands on February 26, 2016. The address of the Company's registered office is Willow House, 4th floor, Cricket Square, Grand Cayman - Cayman Islands. Nu Holdings has no operating activities.

The Company’s shares are publicly traded on the New York Stock Exchange ("NYSE") under the symbol “NU” and its Brazilian Depositary Receipts ("BDRs") are traded on B3 - Brasil, Bolsa, Balcão ("B3"), the Brazilian stock exchange, under the symbol "NUBR33". The Company holds investments in several operating entities and, as of December 31, 2021, its significant subsidiaries are:

●	Nu Pagamentos S.A - Instituição de Pagamento (“Nu Pagamentos”) is an indirect subsidiary domiciled in Brazil. Nu Pagamentos is engaged in the issuance and administration of credit cards and payment transfers through a prepaid account, as well as participation in other companies as partner or shareholder. Nu Pagamentos has as its primary products (i) a Mastercard international credit card (issued in Brazil where it allows payments for purchases to be made in monthly installments), fully managed through a smartphone app, and (ii) “NuConta”, a 100% digital smartphone app, maintenance-free prepaid account, which also includes features of a traditional bank account such as: electronic and peer-to-peer transfers, bill payments, withdrawals through the “24 Hours” ATM network, instant payments, prepaid credit for mobile top ups and prepaid cards similar in functionality to debit cards.
●	Nu Financeira S.A. – SCFI (“Nu Financeira”) is an indirect subsidiary also domiciled in Brazil, with personal loans and retail deposits as its main products. Nu Financeira offers customers in Brazil the possibility to obtain loans that can be customized in relation to amounts, terms and conditions, number of installments, and transparent disclosure of any charges involved in the transaction, fully managed through the above-mentioned smartphone app. Loan issuance, repayment, and prepayments are available 24/7 through the “NuConta'' account, directly in the app. Nu Financeira also grants credit to Nu Pagamentos credit card holders, due to overdue invoices, bill installments and revolving credit, among others.
●	Nu BN Servicios México, S.A. de CV (“Nu Servicios”) is an indirect subsidiary domiciled in Mexico. Nu Servicios is engaged in the issuance and administration of credit cards. It commenced operations in the Mexican market in August 2019 and officially launched in March 2020. The credit card has similar characteristics to that of the Brazilian operation: an international credit card, with no annual fee, under the Mastercard banner, 100% managed by a digital app on a smartphone.
●	Nu Colombia S.A. (“Nu Colombia”) is an indirect subsidiary domiciled in Colombia, with operations related to credit cards, which was launched in September 2020.
●	Nu Invest Corretora de Valores S.A. ("Nu Invest") is an indirect subsidiary acquired in June 2021, domiciled in Brazil, and is an independent digital investment broker dealer.

The Company and its consolidated subsidiaries are referred to in these consolidated financial statements as the “Group” or "Nu”.

The business plan of Nu provides for the continued growth of its Brazilian, Mexican, and Colombian operations, not only related to existing businesses, such as credit cards, personal loans, investments, and insurance, but also complemented by the launch of new products. Accordingly, these consolidated financial statements were prepared based on the assumption of the Group continuing as a going concern, considering that recent losses are principally due to the expenses incurred to deliver upon the Group’s rapid growth, in accordance with its business plan.

The Company’s Board authorized the issuance of these consolidated financial statements on April 20, 2022.

a) Initial Public Offering ("IPO")

On December 9, 2021, Nu Holdings completed its IPO, offering 289,150,555 of newly issued class A ordinary shares, including in the form of Brazilian Depositary Receipts or "BDRs", each representing one-sixth of a class A ordinary share ("Brazilian offering"). The initial offering consisted of (1) an international offering listed on the New York Stock Exchange (“NYSE”) under the symbol “NU” and (2) a Brazilian offering on São Paulo Stock Exchange ("B3 - Brasil, Bolsa, Balcão") under the symbol "NUBR33". The initial offering price per class A common share was US$9.00, which was equivalent to R$8.36 per BDR after taking into consideration the class A ordinary share to BDR ratio.

Within the context of the Brazilian offering, Nu implemented an incentive and reward program, referred to commercially as “NuSócios” or “Customer Program”, through which the subsidiary Nu Pagamentos provided sufficient funds to cover the subscription and payment of one BDR in the Brazilian offering to each customer that participated in the Customer Program. A total of 7,557,679 BDRs were allocated to this program, equivalent to 1,259,613 ordinary class A shares. The total amount for this program was US$11,180, based on R$8.36 price per BDR. Nu recognized the costs associated with the Customer Program arising from funding the subscription and payment of the BDRs for the customers who participate in the Customer Program as a reduction in revenue in the fourth quarter of 2021.

As a result, Nu Holdings had gross proceeds from the IPO of US$2,602,026. Additionally, the Company incurred US$61,717 in offering expenses, of which US$47,545 were recognized in equity as transaction costs.

b) Acquisition activities pending completion

i) Olivia

On November 2, 2021, Nu Holdings signed a stock purchase agreement (SPA) to purchase all the shares of Olivia AI do Brasil Participações Ltda. ("Olivia Participações"), Olivia AI do Brasil Instituição de Pagamento Ltda. ("Olivia Pagamentos") and Olivia AI Inc. ("Olivia Inc") - together referred to as "Olivia" in these consolidated financial statements. In 2016 Olivia launched an artificial intelligence ("AI") solution that helps individuals manage their money. The AI works ~~b~~y integrating the user's various bank accounts and applying data analysis of both the expenses and income of its users, in order to indicate suggestions for financial planning. Nu believes that Olivia's AI will further strengthen the Group's open banking initiatives. The transaction qualifies as a business combination and will be accounted for using the acquisition method of accounting. On December 31, 2021, certain closing conditions of the acquisition were still pending, such as the liquidation, and, therefore, there are no impacts on these consolidated financial statements. Additional information is disclosed in note 32, subsequent events.

c) Acquisition activities completed during the year - 2021

i) Easynvest's acquisition

On June 1, 2021, the acquisition of 100 percent of the shares of the companies that are part of the Easynvest investment platform (together referred to in these consolidated financial statements as "Easynvest") was concluded, and the control over the entities was transferred to the acquirer, the indirect subsidiary Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM"). Easynvest is an independent digital investment broker, and the acquisition marked the Group’s entry into the investment platforms market. The transaction qualifies as a business combination and has been accounted for using the acquisition method of accounting. The companies acquired were:

●	Nu Participações Financeiras S.A ("Nu Participações Financeiras") - formerly “Easynvest Holding Financeira”;
●	Nu Invest Corretora de Valores S.A ("Nu Invest") formerly “Easynvest TCV";
●	Nu Participações S.A. ("Nu Participações") - formerly “Easynvest Participações";
●	Nu Corretora de Seguros Ltda. ("Nu Corretora de Seguros") - formerly “Easynvest Corretora";
●	Easynvest Gestão de Recursos Ltda. (“Easynvest Gestão”); and
●	Vérios Gestão de Recursos S.A. (“Vérios”).

On December 31, 2021, Nu Participações Financeiras was merged into Nu Invest.

Purchase consideration at acquisition date

The total consideration of US$451,546 was transferred to the selling shareholders. The difference between the amount paid and the net assets acquired, and liabilities assumed at fair value resulted in the recognition of goodwill, as shown below.

Net identifiable assets acquired, and liabilities assumed

The Company has concluded the identification of the assets acquired and liabilities assumed and the allocation of the purchase price to these assets and liabilities, as well as the measurement of goodwill. The purchase price allocation, including the allocation to the intangible assets and goodwill is shown below.

Identifiable intangible assets will be amortized for a period of 4 months to 11.7 years, according to their useful life defined based on the expected future economic benefits generated by the asset. The goodwill does not have defined useful life and will have its recoverability tested at least annually.

The goodwill from Easynvest’s acquisition relates to future benefits expected to be realized through a number of strategies such as (a) diversification and increase in revenues by offering other products to customers, such as investment funds and equity and debt investment alternatives, as well as broker accounts; (b) the ability to bring forward the offering of these products as compared to developing the platform In house, and (c) the absorption of skilled workforce. These benefits have not been recognized separately from goodwill because they do not meet the definition of identifiable intangible assets. The total amount of goodwill that was expected to be deductible for tax purposes in Brazil was US$220,490 as of the acquisition date.

Fair value recognized on acquisition
Net Identifiable assets and liabilities
Cash and cash equivalents	71,324
Securities	168,100
Intangible assets	45,061
Other assets	14,119
Liabilities	(240,047)
Total identifiable net assets at fair value	58,557
Goodwill arising on acquisition	392,989
Purchased consideration transferred	451,546
Equity consideration	271,229
Cash consideration	180,317

The additional intangible assets recognized, and the allocation of the purchase price were technology (US$7,900), brand (US$794) and customer relationship (US$34,600), at the acquisition date.

The following were the main assumptions used in the determination of the fair value of the identifiable assets acquired and liabilities assumed: (i) discount rate of 14.1% and (ii) perpetuity calculated by the terminal cash flow plus the growth in perpetuity of 3.2%, equivalent to the expectation of long-term inflation released by the Brazilian Central Bank.

In addition to the 7,859,445 preferred shares issued as part of the business combination, certain Easynvest's employees may receive up to 159,981 Nu Holdings' shares which are being accounted as equity-settled based compensation due to vesting and forfeiture clauses.

Net cash outflow on acquisition

Consideration paid in cash	180,317
(-) Cash and cash equivalent balances acquired	(71,324)
Net cash outflow	108,993

Impact of the acquisition on the results of the Group

Easynvest contributed US$17,700 in revenues and a US$10,593 loss for the seven-month period between the date of acquisition and the reporting date. If the acquisition had been completed on January 1, 2021, the Group's total revenue would have been approximately US$1,710,650 and loss of approximately US$171,560 for the year ended December 31, 2021.

ii) Akala

In December 2020, the subsidiary Nu BN Tecnologia, S.A de CV (“Nu Tecnologia”) announced the acquisition of 100 percent of the shares of AKALA, S.A. DE C.V. (“Akala”), a Mexican Financial Cooperative Association ("SOFIPO") engaged in fundraising and financial services. Akala has been renamed and operates as Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera"). The purpose of the transaction was to increase Nu's financial products offered in Mexico. As of the date the acquisition was announced, Akala owned a license which would allow Nu to provide certain financial services in Mexico, and it did not have any significant operations; hence, the acquisition was not considered a material business combination. The acquisition was approved by the Mexican National Banking and Stock Commission (“CNBV”) on September 14, 2021. The total consideration paid was MXN59,415 (equivalent to US$3,000), and generated a goodwill of US$2,680. Consequently, Akala was consolidated in these consolidated financial statements.

iii) Spin Pay

On August 29, 2021, Nu announced the acquisition of all the shares of Spin Pay Serviços de Pagamentos Ltda. ("Spin Pay"), a Brazilian payment platform that pioneered the development of instant payments solutions for online and offline merchants via the Brazilian Instant Payment System ("PIX"). As of August 31, 2021, Spin Pay had more than 220 merchants on its platform, connected to Spin Pay through commerce-enablement platforms, as well as directly through the Spin Pay API. On October 13, 2021, the acquisition was closed upon the completion of all conditions established in the share purchase agreement and the monetary consideration was paid. As a result, from that date, Spin Pay was consolidated by the Company in these consolidated financial statements.

Purchase consideration at acquisition date

The total purchase price was US$13,755, US$13,212 settled on the acquisition date and the remainder is to be settled on the first and second anniversary of the acquisition date. In connection with Spin Pay's acquisition, Nu Holdings issued 830,490 class A ordinary shares (equivalent to US$6,346) upon closing of the transaction in October 2021, and expects to issue an aggregate of up to 1,796,826 class A ordinary shares on the first and second anniversaries of closing, and as consideration for post-combination services rendered to Nu by the former shareholders who became employees following the closing, which were then considered as compensation and not a component of the purchase consideration transferred. In addition, Nu may issue a certain number of shares equivalent to US$17,900 upon the achievement of certain milestones and services rendered by certain employees.

One member of Nu Holdings Board of Directors, before the acquisition, had a 1.24% interest in Spin Pay.

Net identifiable assets acquired, and liabilities assumed

Control over the entity was transferred to Nu in October 2021. The Company has concluded the identification of the assets acquired and liabilities assumed and the allocation of the purchase price to these assets and liabilities except for the measurement of the fair value of the intangible assets and, therefore, the measurement of goodwill. The purchase price allocation, including the preliminary allocation to the intangible assets and goodwill is shown below.

Identifiable intangible assets will be amortized for a period of 2 to 5 years, according to their useful life defined based on the expected future economic benefits generated by the asset. The goodwill does not have a defined useful life and will have its recoverability tested at least annually.

The goodwill from Spin Pay’s acquisition relates to future benefits expected to be realized through a number of strategies, such as diversification and increase in revenues due to PIX-related payment services such as transaction financing, promotional platform and checkout solutions and the absorption of skilled workforce. These benefits have not been recognized separately from goodwill because they do not meet the definition of identifiable intangible assets. The total amount of goodwill that is expected to be deductible for tax purposes in Brazil is US$2,149 as of the acquisition date.

Fair value recognized on acquisition
Net Identifiable assets and liabilities
Cash and cash equivalents	1,373
Intangible assets	8,048
Other assets	63
Liabilities	(1,101)
Total identifiable net assets at fair value	8,383
Goodwill arising on acquisition	5,372
Purchased consideration transferred	13,755
Equity consideration	6,889
Cash consideration	6,866

The additional intangible assets recognized and the allocation of the purchase price were intellectual property (US$7,304), and customer relationship (US$638), at the acquisition date.

The following were the main assumptions used in the determination of the fair value of the net assets acquired and liabilities assumed: (i) discount rate of 18.2% and (ii) the residual value was calculated based on the projected cash flow for the last year (perpetuity).

Net cash outflow on acquisition

Consideration paid in cash	6,866
(-) Cash and cash equivalent balances acquired	(1,373)
Net cash outflow	5,493

Impact of the acquisition on the results of the Group

Spin Pay contributed US$112 in revenues and a US$483 loss for the period between the date of acquisition and the reporting date. If the acquisition had been completed on January 1, 2021, the Group would have reported total revenue of approximately US$1,698,659 and a loss of approximately US$167,160 for the year ended December 31,2021.

The aggregate of the Easynvest and Spin Pay acquisitions contributed to approximately US$17,812 of revenue and US$11,076 of loss in the period between the acquisition’s dates and the reporting date. Considering if the acquisitions had been completed on January 1, 2021, the Group would have reported total revenue of approximately US$1,715,835 and a loss of approximately US$176,410 for the year ended December 31, 2021.

d) Acquisition activities completed during the year - 2020

i) Acquisition of Cognitect, Inc

On August 4, 2020, Nu Holdings acquired 100% of the issued and outstanding capital stock of Cognitect, Inc. (“Cognitect”), a Delaware corporation. Cognitect is a software engineering company responsible for developing Clojure, an open-source functional programming language, and Datomic, a database product, both of which were already used by Nu. Cognitect licenses Datomic for customers and provides consulting services related to Datomic and Clojure. Nu’s intention was to add the knowledge of Cognitect developers to its team to foster technology and efficiency.

Purchase consideration at acquisition date

The operation was consummated by means of a cash consideration of US$10,432.

As part of the purchase agreement, a contingent cash and a contingent share consideration has been agreed to be paid over 5 years in equal installments, dependent upon the former Cognitect’s shareholders’ and employees continuing to provide services to the Company, which were then considered as compensation for post-combination services and not a component of the purchase consideration transferred. The value attributable to each of the 537 thousand shares is USD10.71 and corresponds to the estimated fair value of the ordinary share at the date of the acquisition. The fair value of the shares was calculated using methodologies similar to the share-based payment. Further, there is also an escrow deposit which will be released on the 5th anniversary of the acquisition.

The difference between the amount paid and the net assets acquired at fair value resulted in the recognition of goodwill.

Net identifiable assets acquired, and liabilities assumed

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

Fair value recognized on acquisition
Identifiable assets and liabilities
Cash and cash equivalents	2,148
Software	5,173
Customer relationship	2,689
Other assets (liabilities)	(409)
Total identifiable net assets at fair value	9,601

Goodwill arising on acquisition	831
Total consideration	10,432
Purchase consideration transferred	10,432

Contingent liabilities have not been recorded due to the acquisition.

Identifiable intangible assets are amortized for a period of 2.25 to 5 years, according to the useful life defined based on the expected future economic benefits generated by the asset. The goodwill does not have defined useful life and will have its recoverability tested at least annually.

If the business combination had taken place at the beginning of the year of 2020, the Group’s revenue and loss for the year would not have been materially impacted.

e) Reconciliation of intangible assets and goodwill shown in the consolidated statements of financial position

Intangible assets from Easynvest's acquisition	45,061
Intangible assets from Spin Pay's acquisition	8,048
Other intangible assets	19,228
Total intangible assets	72,337

Goodwill from Easynvest's acquisition	392,989
Goodwill from Cognitect's acquisition	831
Goodwill from Spin Pay's acquisition	5,372
Goodwill from Akala's acquisition	2,680
Total goodwill	401,872

f) COVID-19

In response to the COVID-19 pandemic, many governments worldwide have taken measures related to social distancing, quarantine and travel restrictions affecting the population of these countries, including those where Nu operates. While countries are still advancing on the immunization of their populations, it is still not possible to assess when this pandemic and its effects will end. However, the Group observed:

●	Growth – Nu continued to increase the number of accounts, partially driven by new customers, including new customers wanting to receive the governmental aid through Nu's savings accounts;
●	Credit performance – while Nu saw initial credit deterioration during the early days of COVID-19, this trend reversed in the subsequent months and the credit risk converged to levels equal to or below those observed before the pandemic crisis; and
●	Deposits – Nu served as a link between the government aid and the population, which was a factor behind the increase in the deposits balance.

As a result of the above-mentioned factors which continue to remain in flux, Nu continues to analyze the effects of the pandemic on its operations, estimates and judgements, as well as on the application of accounting policies related to allowance for credit losses. Details of the impacts of the pandemic on the credit loss allowance are described in notes 13 and 14, as well as in note 28.

In addition, since the beginning of the pandemic and to protect the health and safety of Nu’s employees, all the Group’s employees have been working remotely. Despite this challenging situation, Nu continued to grow the business and increased its headcount.